Securities - Summary of Allowance for Credit Losses - Securities at Amortized Cost (Detail) - Debt securities at amortized cost [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 22	$ 23
Provision for credit losses
Purchases	4	6
Sales and maturities		(1)
Changes in risk, parameters and exposures	(3)	(2)
Balance at end of period	23	26
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	8	5
Provision for credit losses
Purchases	4	6
Sales and maturities		(1)
Changes in risk, parameters and exposures	(2)	(1)
Balance at end of period	10	9
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	14	18
Provision for credit losses
Changes in risk, parameters and exposures	(1)	(1)
Balance at end of period	$ 13	$ 17